Report of the directors financial review risk report - Retail analysis (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	£ 1,470
– United Kingdom | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	6	£ 5
– United Kingdom | Allowance for ECL | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	5	4
– United Kingdom | Allowance for ECL | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	5	4
– United Kingdom | Allowance for ECL | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	6	5
– United Kingdom | Allowance for ECL | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	7
– United Kingdom | Allowance for ECL | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	9	10
– United Kingdom | Gross carrying/ nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	(2,061)	(2,007)
– France | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	88	91
– France | Allowance for ECL | Retail | Consensus Central scenario ECL
Disclosure of financial assets [line items]
Financial assets	87	91
– France | Allowance for ECL | Retail | Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Financial assets	87	91
– France | Allowance for ECL | Retail | Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Financial assets	88	92
– France | Allowance for ECL | Retail | Downside 1 scenario ECL
Disclosure of financial assets [line items]
Financial assets	89
– France | Allowance for ECL | Retail | Downside 2 scenario ECL
Disclosure of financial assets [line items]
Financial assets	90	93
– France | Gross carrying/ nominal amount | Retail
Disclosure of financial assets [line items]
Financial assets	£ (18,759)	£ (18,295)